Equity Investments	6 Months Ended
Dec. 31, 2024
Equity Investments [Abstract]
EQUITY INVESTMENTS

10. EQUITY INVESTMENTS

As of December 31, 2024 and June 30, 2024, equity investments consisted of the following:

		As of December 31,	As of June 30,
Equity method investment	% of interest	2024	2024
Junpu Jiyuan (Xiamen) Digital Co., Ltd. (i)	30%	$26,497	$26,650
Xiamen Hualiu Boying Film and Television Media Co., Ltd. (“Hualiu Boying”) (i)	40%	$1,759	$27,639
Subtotal		$28,256	$54,289
Other equity investment
Shenzhen Jambox (ii)	20%	-	-
China Ailia International Holdings Co. Ltd. (“China Ailia”) (ii)	10%	$9,999,600	-
Subtotal		$9,999,600
Total equity investment		$10,027,856	$54,289

(i)	The investees are significantly influenced by the Company. As a result, equity method is adopted to record the equity investments.
(ii)	The Company accounts for its investment in Jambox and China Ailia as other equity investments using the measurement alternative, since they are equity securities without a readily determinable fair value that do not qualify for the net asset value practical expedient. Under the measurement alternative, the equity securities are measured at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer.